Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income Taxes
Schedule of components of income/(loss) from continuing operations before income taxes
	Year Ended	Year Ended
	March 31, 2013	March 31, 2012
	(thousands)	(thousands)
United States	$(79,854)	$(63,566)
Total	$(79,854)	$(63,566)

Summary of the components of the net deferred tax assets and liabilities

	Year Ended	Year Ended
	March 31, 2013	March 31, 2012
	(thousands)
Current deferred tax assets
Charitable contributions	$3	$—
Accrued bonuses	170	—
Accrued severance	138	—
Accrued expenses	4	10
Total current deferred tax assets	$315	$10

Non-current deferred tax assets
Investment in AWP	$—	$1,085
Operating loss carry forward	20,493	3,321
Start-up costs	100	107
Stock compensation	7,247	3,505
Warrant expense	2,161	—
Mineral properties	52,625	—
Exploration	5,892	—
Total non-current deferred tax assets	$88,518	$8,018

Valuation allowances	$(88,505)	$(7,956)

Total deferred tax assets	$328	$72

Current deferred tax liabilities
Prepaid expenses	$(226)	$(60)
Total current deferred tax liabilities	$(226)	$(60)

Non-current deferred tax liabilities
Fixed assets	(102)	(12)
Total non-current deferred tax liabilities	$(102)	$(12)

Total deferred tax liability	(328)	(72)

Net deferred income tax assets (liabilities)	$—	$—

Schedule of components of the consolidated income tax benefit (provision) from continuing operations

	Year Ended March 31, 2013	Year Ended March 31, 2012
	(thousands)	(thousands)
Current portion of income tax expense (benefit)
U.S. federal	$—	$—
U.S. state	—	—
Deferred portion of income tax expense (benefit)
U.S. federal	—	—
U.S. state	—	—
Total income tax expense (benefit)	$—	$—

Schedule of reconciliation of the actual income tax benefit (provision) and the tax computed by applying the U.S. federal rate

	Year Ended	Year Ended
	March 31, 2013	March 31, 2012
	(thousands)	(thousands)
Tax benefit from continuing operations	$(29,374)	$(2,214)
State tax benefit from continuing operations	(1,008)	(63)
Non-deductible expenses	384	168
Derivative expense	665	—
Change in valuation allowance	80,549	1,765
Non-controlling interest	1,475	247
AWP step-up	(52,625)	—
Other	(66)	(97)
Total income tax expense (benefit)	$—	$—